Related party transactions - Key management personnel (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions
Issued capital	€ 293,004	€ 292,877
General Partner
Transactions
Amount paid for services received from related party	30,212	33,284	€ 23,905
Annual fee portion of reimbursements paid to related party	€ 120
Annual fee, as percent of General Partner's share capital	4.00%
Issued capital	€ 3,000
Balances
Accounts receivable	769	4,061
Accounts payable	€ 24,265	€ 20,863